Transactions with Related Parties and Shareholders - Summary of Non-Consolidated Pool Subsidiaries Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenues	$ 28,949,873	$ 49,097,436	$ 30,063,878
Net income for the year	1,913,451	19,554,198	16,180,949
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Revenues	691,734,800	877,449,952	683,809,587
Costs and expenses	281,851,357	328,587,308	347,922,997
Current and total assets	114,193,010	194,146,719	228,948,203
Current and total liabilities	$ 114,192,810	$ 194,146,519	$ 228,948,103